SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accrued Warranty) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Balance at beginning of year	$ 1,248	$ 705	$ 472
Cost incurred	(2,099)	(1,453)	(1,127)
Expense recognized	2,269	1,996	1,360
Balance at end of year	$ 1,418	$ 1,248	$ 705